Prepaid gold interests, investments and other	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Prepaid gold interests

10. Prepaid gold interests, investments and other

10a. Prepaid gold interests and other

As at December 31	2025	2024
Auramet	$65,320	$46,082
El Mochito	23,125	—
Steppe Gold	2,570	3,457
Total prepaid gold interests and other	91,015	49,539
Current portion	33,537	14,252
Non-Current portion	$57,478	$35,287

For the year ended December 31, 2025, the Company recognized a gain of $37.4 million (2024: $14.3 million) as a result of changes in fair value of prepaid gold interests and other related instruments.

Auramet

The Prepaid Gold Interest contract requires Auramet to deliver 1,250 ounces of gold to Triple Flag per quarter. Triple Flag is required to make ongoing cash payments equal to 16% of the spot gold price for each gold ounce delivered. On September 27, 2031, and after 50,000 ounces of gold have been delivered, Auramet will have the option to terminate the prepaid interest agreement. The remaining contractual ounces to be delivered as of December 31, 2025, are 27,500 ounces of gold. The Auramet Prepaid Gold Interest is accounted for as a financial asset at FVTPL and is classified as level 3 of the fair value hierarchy.

El Mochito

The Settlement Agreement requires 20 monthly deliveries of 25,000 ounces of silver each, with the first delivery received on December 15, 2025. The remaining contractual ounces to be delivered as of December 31, 2025, are 475,000 ounces of silver. The right to receive silver is accounted for as a financial asset at FVTPL and is classified as level 3 of the fair value hierarchy.

Steppe Gold

On March 15, 2024, Triple Flag and Steppe Gold Ltd. (“Steppe Gold”) agreed to amend and restate the Steppe Gold Prepaid Gold Interest Agreement such that the Company made a further cash payment of $5.0 million in exchange for delivery of 2,650 ounces of gold. The Steppe Gold Prepaid Gold Interest is accounted for as a financial asset at FVTPL and is classified as level 3 of the fair value hierarchy.

On February 13, 2025, Triple Flag received a delivery of 1,000 ounces of gold under the Steppe Gold Prepaid Gold Interest Agreement. Subsequently, Steppe Gold did not make delivery of the remaining 1,650 gold ounces and defaulted on their obligation under the amended and restated agreement. On March 17, 2025, Triple Flag filed a statement of claim in the Ontario Superior Court of Justice demanding immediate delivery of the outstanding 1,650 gold ounces under the Steppe Gold Prepaid Gold Interest Agreement.

The fair value of the prepaid gold interest as of December 31, 2025 was estimated by considering the credit risk associated with the financial asset due to the ongoing contractual dispute.

For the year ended December 31, 2025, Steppe Gold is also in arrears on stream deliveries of gold and silver production at the Altan-Tsagaan Ovoo (“ATO”) mine in Mongolia under the Steppe Gold Stream Agreement. On September 10, 2025, Triple Flag International, a subsidiary of Triple Flag, issued, through its counsel, a demand letter to Steppe Gold requiring delivery of outstanding ounces under the Steppe Gold Stream Agreement. On October 7, 2025, Triple Flag International filed a Request for Arbitration, under the Steppe Gold Stream Agreement, with the International Court of Arbitration of the International Chamber of Commerce, requesting specific performance of the sale and delivery of the outstanding gold and silver ounces.

10b. Investments

Investments comprise equity interests and warrants in publicly traded and private companies and have been recorded at fair value. The fair value of public equity investments is classified as level 1 of the fair value hierarchy, as the primary valuation inputs used are quoted prices in active markets. The fair value of private equity investments is classified as level 3, as the relevant observable inputs are not available.  The fair value of the level 1 investments is $15.8 million (2024: $1.4 million) and the fair value of the level 3 investments is $1.6 million (2024: $1.6 million).

For the year ended December 31, 2025, the Company recognized a gain of $8.8 million (2024: loss of $1.5 million), as a result of changes in fair value of investments.

Triple Flag disposed of various equity investments during the year ended December 31, 2025 for cash proceeds of $2.0 million (2024: $3.1 million).